Derivative Liability related to the Offering Units (Details 1)	9 Months Ended
May 31, 2016 USD ($)
Derivative Liability Related To Offering Units Details 1
Beginning balance, warrant liability
Initial valuation of derivative liabilities upon issuance of new securities during the period	1,714,395
Increase (decrease) in fair value of derivative liabilities	161,235
Fair value of derivatives upon reclass to additional paid-in capital
Ending balance, warrant liability	$ 1,875,630